Disposal of assets and other transactions (Details Narrative)	6 Months Ended
Jun. 30, 2024
Disposal Of Assets And Other Transactions
Description transaction amount received	The amount to be received is US$ 10, of which US$ 1 was received at the transaction signing and the remainder will be received on the closing date.